Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current tax expense	¥ 7,763		¥ 44,836	¥ 13,169
Deferred tax expense	90,952		14,566	27,847
Income tax expense	¥ 98,715	$ 13,524	¥ 59,402	¥ 41,016